Other Assets - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2016	Dec. 31, 2015
Other Assets [Abstract]
Prepaid income taxes on intercompany profit, not realized, current	€ 74.3	€ 61.3
Prepaid income taxes on intercompany profit, not realized, non-current	144.1	0.0
Grants Receivable	€ 34.4	€ 7.3